Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating losses	$ 5,316	$ 6,199
Obsolete inventories	356	10
Allowance for doubtful accounts		2
Allowance for doubtful payables	101
Property, plant and equipment	5,420	4,156
Total deferred tax assets	11,193	10,367
Less: valuation allowance	(5,316)	(1,344)
Deferred tax assets	5,877	9,023
Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	(1,379)
Net deferred tax assets	$ 4,498	$ 7,644